Income taxes (Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current income tax expense:
Current income tax expense	¥ 682,199	¥ 845,380	¥ 920,356
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(53,299)	32,889	(26,887)
Provision for income taxes	628,900	878,269	893,469
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	435,560	591,868	552,122
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(21,756)	(40,934)	(77,653)
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	246,639	253,512	368,234
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ (31,543)	¥ 73,823	¥ 50,766